Fair Value Measurements Fair Market Value of Liabilities (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Debt financing	$ 345,359,000	$ 257,274,000
Mortgages payable	76,707,834	57,087,320
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Debt financing	345,359,000	257,274,000
Mortgages payable	76,707,845	57,087,320
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Debt financing	346,813,909	258,639,691
Mortgages payable	$ 76,134,465	$ 58,117,798